SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)	Apr. 11, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 19, 2023	Apr. 24, 2019
Equity [Abstract]
Common stock, shares authorized	2,000,000,000	100,000,000	100,000,000	100,000,000	50,000
Common stock, no par value		$ 0			$ 0
Common stock, shares issued		20,000,000	20,000,000
Common stock, shares outstanding		20,000,000	20,000,000
Stock split	By a conditional resolution of the directors dated March 24, 2023, which became effective on April 11, 2023, the Company conducted a 2,000 for 1 forward-split
Additional paid-in capital		$ 153,647	$ 153,647